Note 8 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	2014	2013
	(In Thousands)
Land	$208	$208
Buildings	981	900
Leasehold improvements	369	352
Furniture, fixtures and equipment	766	695
	2,324	2,155
Accumulated depreciation	(685)	(518)
	$1,639	$1,637